Organization	6 Months Ended
Jun. 30, 2026
Organization [Abstract]
ORGANIZATION
1.	ORGANIZATION

General information

Bitdeer Technologies Group (the “Company” or “BTG”) is a limited liability company incorporated in the Cayman Islands on December 8, 2021. The address of its registered office is 89 Nexus Way, Camana Bay, Grand Cayman KY1-9009, Cayman Islands. BTG’s ordinary shares are listed on the Nasdaq Capital Market and trade under the symbol “BTDR”.

The Company does not conduct any substantive operations of its own but conducts its primary business operations through its subsidiaries. The Company and its subsidiaries (together, the “Group”) are principally engaged in the following business activities:

●	Using the Group’s mining rigs operated in the Group’s own datacenters to provide hash calculation service to mining pool operators in exchange for digital asset rewards (the “Self-mining business”);

●	Using the Group’s mining rigs operated in third-party datacenters to provide hash calculation service to mining pool operators in exchange for digital asset rewards (the “Co-mining business”);

●	Developing and manufacturing mining rigs with proprietary application-specific integrated circuit (“ASIC”) technology for the Self-mining business and the Co-mining business, and for sale of mining rigs and accessories to external parties (the “ASIC and mining rig business”);

●	Offering advanced cloud capabilities and high-performance computing services to customers with high demand for artificial intelligence (“AI”) and computing (the “AI cloud business”);

●	Offering to its customers plan subscriptions, from which the customers receive computing service in quantity measured in hash rate and benefit from such service as a result of directing the computing service to mining pools and receiving digital asset rewards (the “Cloud Hash Rate business”); and

●	Providing dynamic hosting solutions in the Group’s mining datacenters (the “Hosting business”, together with the Self-mining business, the Co-mining business, the ASIC and mining rig business, the AI cloud business and the Cloud Hash Rate business, the “Bitdeer Business”).